CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
CAPITAL AND RESERVES
20.	CAPITAL AND RESERVES

Share capital

	Class ‘A’ Ordinary shares	Class ‘A’ Ordinary shares
In thousands of shares	2017	2016
In issue at January 1	96,162	95,840
Issued for cash	-	322

In issue at December 31	96,162	96,162

	ADS	ADS
In thousands of ADSs	2017	2016
Balance at January 1	24,041	23,960
Issued for cash	-	81

Balance at December 31	24,041	24,041

	Class ‘A’ Treasury shares	Class ‘A’ Treasury shares
In thousands of shares	2017	2016
Balance at January 1	7,073	2,635
Purchased during the year	5,375	4,438

Balance at December 31	12,448	7,073

	ADS Treasury shares	ADS Treasury shares
In thousands of ADSs	2017	2016
Balance at January 1	1,768	659
Purchased during the year	1,344	1,109

Balance at December 31	3,112	1,768

The Group had authorised share capital of 200,700,000 ‘A’ ordinary shares of US$0.0109 each (2016: 200,700,000 ‘A’ ordinary shares of US$0.0109 each) as at December 31, 2017.

The amounts above relating to treasury shares purchased during 2016 and the balance at 31 December 2016 (in ‘A’ ordinary shares and ADSs) have been restated due to a prior year disclosure error.

(a)
During 2017, the Group did not issue any shares from the exercise of employee options (2016: 322,272 ‘A’ Ordinary shares were issued from the exercise of employee options for a consideration of US$673,000 settled in cash). During 2016, the Group incurred costs of US$8,000 in connection with the issue of shares. At December 31, 2017, there were no amounts receivable on issuance share capital (2016: US$nil) relating to the exercise of share options.

(b)	During 2017, the Group repurchased 5,374,692 'A' ordinary shares (1,343,673 ADS's) under its share buyback program. (2016: 4,437,740 'A' ordinary shares or 1,109,435 ADS's).

(c)
There were no dividends paid during 2017 in respect of the 2016 financial year, (nil in respect of the 2015 financial year), (22 cents per ADS in respect of the 2014 financial year). As provided in the Articles of Association of the Company, dividends or other distributions are declared and paid in US Dollars.

Translation reserve

The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign currency denominated operations of the Group since January 1, 2004.

Warrant reserve

The Group calculates the fair value of warrants at the date of issue taking the amount directly to a separate reserve within equity. The fair value is calculated using the trinomial model. The fair value which is assessed at the grant date is calculated on the basis of the contractual term of the warrants.

Hedging reserve

The hedging reserve comprises the effective portion of the cumulative net change in the fair value of cash flow hedging instruments related to hedged transactions entered into but not yet crystallised.

The warrant and hedging reserves form Other Reserves in the Consolidated Statement of Financial Position.

Treasury shares

During 2017, the Group purchased 5,374,692 ‘A’ Ordinary shares (1,343,673 ADS’s) ‘Treasury shares’. The total cost of these shares was US$7,456,000.